SCHEDULE OF LOANS (Details) - One Eighty Holdings Ltd [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Loan Amount	$ 2,730,056	$ 2,730,056
Ending balance	2,289,569	2,254,535	$ 2,674,052
CIMB BANK BERHAD [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Amount	$ 591,178	$ 591,178
Interest Rate	2.10%	2.10%
Loan Term	240 months	240 months
Ending balance	$ 464,360	$ 458,428	568,641
CIMB BANK BERHAD [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Amount	$ 188,735	$ 188,735
Interest Rate	2.10%	2.10%
Loan Term	240 months	240 months
Ending balance	$ 155,882	$ 154,183	209,131
Hong Leong Islamic Bank [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Amount	$ 229,505	$ 229,505
Interest Rate	2.55%	2.55%
Loan Term	216 months	216 months
Ending balance	$ 203,047	$ 198,679	227,977
Hong Leong Islamic Bank [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Amount	$ 235,544	$ 235,544
Interest Rate	2.55%	2.55%
Loan Term	216 months	216 months
Ending balance	$ 208,300	$ 203,823	233,889
Hong Leong Islamic Bank [Member] | Loan Three [Member]
Debt Instrument [Line Items]
Loan Amount	$ 439,165	$ 439,165
Interest Rate	2.55%	2.55%
Loan Term	216 months	216 months
Ending balance	$ 388,148	$ 379,814	435,858
Hong Leong Islamic Bank [Member] | Loan Four [Member]
Debt Instrument [Line Items]
Loan Amount	$ 319,236	$ 319,236
Interest Rate	2.55%	2.55%
Loan Term	216 months	216 months
Ending balance	$ 282,393	$ 274,569	317,072
Hong Leong Islamic Bank [Member] | Loan Five [Member]
Debt Instrument [Line Items]
Loan Amount	$ 510,993	$ 510,993
Interest Rate	2.55%	2.55%
Loan Term	216 months	216 months
Ending balance	$ 451,603	$ 441,908	507,121
Hong Leong Islamic Bank [Member] | Loan Six [Member]
Debt Instrument [Line Items]
Loan Amount	$ 215,700	$ 215,700
Interest Rate	3.50%	3.50%
Loan Term	66 months	66 months
Ending balance	$ 135,836	$ 143,131	$ 174,363